Note 16 - Share Based Payments - Options Granted (Details)													12 Months Ended
	Jun. 12, 2026	Jan. 07, 2026	Sep. 17, 2025	Aug. 22, 2025	Jul. 21, 2025	Jul. 17, 2025	Mar. 14, 2025	Jan. 30, 2025	Jan. 22, 2025	Aug. 31, 2024	Aug. 01, 2024	Apr. 22, 2024	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares
Statement Line Items [Line Items]
Balance													2,683,471,567	3,250,009,092
Exercised during the year				(1,283,942)	(95,238)	(79,999,800)	(161)	(6,333,333)	(95,238)			(7,097,419)
Expired during the year		(91,392,720)	(35,000,000)							(1,935,759,704)	(12,000,000)
Consolidation	(3,113,312,953)
Balance													66,177,114	2,683,471,567	3,250,009,092
Balance (in shares) | shares													9,127,370,686	5,245,115,318	2,439,897,618
Balance (in shares) | shares													217,508,862	9,127,370,686	5,245,115,318
Stock option plan [member]
Statement Line Items [Line Items]
Balance (in shares) | shares													13,277,715	13,277,715	13,277,715
Impact of consolidation (in shares) | shares													(13,012,161)
Number of share options granted in share-based payment arrangement													0	0	0
Balance (in shares) | shares													265,554	13,277,715	13,277,715
2018 ADS Plan and 2004 ASX Plan [member]
Statement Line Items [Line Items]
Balance													358,559,387	381,542,720	170,042,720
Balance, outstanding, weighted average exercise price (in AUD per share)													$ 0.021	$ 0.022	$ 0.047
Issued during the year (2026: pre-consolidation)													701,150,200	0	217,000,000
Issued during the year (2026: pre-consolidation) (in AUD per share)													$ 0.01		$ 0.004
Exercised during the year													(79,999,800)	(6,333,333)	0
Exercised during the year, weighted average exercise price (in AUD per share)													$ 0.005	$ 0.004	$ 0
Expired during the year													(126,392,720)	(12,000,000)	0
Expired during the year, weighted average exercise price (in AUD per share)													$ 0.048	$ 0.07	$ 0
Forfeited during the year (2026: pre-consolidation)													0	(4,650,000)	(5,500,000)
Forfeited during the year (2026: pre-consolidation) (in AUD per share)													$ 0	$ 0.036	$ 0.036
Consolidation													(836,250,725)	0	0
Forfeited during the year (2026: post-consolidation)													(360,000)	0	0
Forfeited during the year (2026: post-consolidation) (in AUD per share)													$ 0.4		$ 0
Balance													16,706,342	358,559,387	381,542,720
Balance, outstanding, weighted average exercise price (in AUD per share)													$ 0.514	$ 0.021	$ 0.022
Balance, exercisable													5,857,655	275,689,612	195,708,100
Balance, exercisable, weighted average exercise price (in AUD per share)													$ 0.52	$ 0.024	$ 0.033